OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: MAY 31, 2007

                                                        Estimated average burden
                                                        hours per response:21.09


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 06/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2006 (UNAUDITED)

                                                                          PRINCIPAL AMOUNT                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 94.0%
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 28.3%

U.S. Treasury Bonds
4.50%                                       02/15/36                             $2,095                           $1,879 (h)
5.38%                                       02/15/31                                630                              641 (h)
7.13%                                       02/15/23                              5,030                            6,019 (h)
8.13%                                       08/15/19 - 08/15/21                   2,730                            3,496 (f,h)
U.S. Treasury Notes
4.13%                                       08/15/08                                460                              451 (h)
4.88%                                       04/30/08 - 05/31/11                  61,780                           61,285 (h)
5.13%                                       05/15/16                             28,520                           28,489 (h)
                                                                                                                 102,260

FEDERAL AGENCIES - 1.2%
Federal Farm Credit Bank
3.75%                                       01/15/09                              1,940                            1,864 (f)
Federal Home Loan Mortgage Corp.
4.75%                                       12/08/10                              2,765                            2,682 (f,h)
                                                                                                                   4,546

AGENCY MORTGAGE BACKED - 19.5%
Federal Home Loan Mortgage Corp.
4.50%                                       06/01/33 - 02/01/35                     884                              803 (f)
5.00%                                       07/01/35 - 10/01/35                   1,324                            1,237 (f)
5.50%                                       05/01/20                                234                              230 (f)
6.00%                                       04/01/17 - 05/01/35                   3,040                            3,017 (f)
6.50%                                       01/01/27 - 12/01/34                   1,564                            1,577 (f)
7.00%                                       10/01/16 - 02/01/35                     529                              540 (f)
7.50%                                       01/01/08 - 09/01/33                     207                              214 (f)
8.00%                                       11/01/30                                 18                               19 (f)
Federal National Mortgage Assoc.
4.00%                                       05/01/19 - 06/01/19                     908                              838 (f)
4.50%                                       05/01/18 - 02/01/35                   3,808                            3,586 (f)
5.00%                                       06/01/20 - 11/01/35                   3,503                            3,305 (f)
5.50%                                       03/01/14 - 08/01/35                   3,538                            3,452 (f)
6.00%                                       02/01/14 - 08/01/35                   6,072                            5,996 (f)
6.50%                                       02/01/14 - 02/01/35                   6,956                            7,009 (f)
7.00%                                       08/01/13 - 05/01/35                   2,187                            2,239 (f)
7.50%                                       08/01/13 - 03/01/34                   1,105                            1,144 (f)
8.00%                                       12/01/11 - 11/01/33                     517                              542 (f)
8.50%                                       04/01/30 - 05/01/31                      48                               51 (f)
9.00%                                       06/01/09 - 12/01/22                     228                              240 (f)
5.00%                                       TBA                                     260                              250 (b)
5.50%                                       TBA                                   1,176                            1,129 (b)
6.00%                                       TBA                                  20,211                           20,116 (b)
6.50%                                       TBA                                   4,304                            4,325 (b)
Government National Mortgage Assoc.
4.50%                                       08/15/33 - 09/15/34                   1,741                            1,601
5.00%                                       08/15/33                                411                              389
6.00%                                       04/15/27 - 06/15/35                   1,565                            1,556 (f)
6.50%                                       04/15/19 - 08/15/34                     926                              938 (f)
7.00%                                       03/15/12 - 06/15/34                     335                              343
7.50%                                       03/15/23 - 10/15/33                     158                              164 (f)
8.00%                                       06/15/27 - 09/15/27                      71                               75
8.50%                                       10/15/17                                114                              121
9.00%                                       11/15/16 - 12/15/21                     214                              232
5.50%                                       TBA                                   3,450                            3,343 (b)
                                                                                                                  70,621

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
- 6.0%
Collateralized Mortgage Obligation Trust
(Class B
5.16%                                       11/01/18                                 35                               30 (c,d,f)
Federal Home Loan Mortgage Corp.
1.45%                                       10/15/18                              1,293                               50 (e,f,g)
1.95%                                       12/15/30                              2,892                              129 (e,f,g)
3.33%                                       10/15/33                                515                              359 (f,g)
4.11%                                       12/15/33                                315                              234 (f,g)
4.50%                                       04/15/13 - 03/15/19                   2,514                              253 (e,f)
4.50%                                       05/15/17 - 11/15/19                   1,025                              941 (f)
5.00%                                       01/15/11 - 08/01/35                  15,577                            3,010 (e,f)
5.00%                                       05/15/20 - 02/15/35                   6,424                            5,739 (f)
5.32%                                       06/15/33                              1,208                            1,090 (f,g)
5.50%                                       04/15/17 - 06/15/33                   1,379                              279 (e,f)
5.50%                                       10/15/34                                723                              715 (f)
7.50%                                       01/15/16                                132                              136 (f)
8.00%                                       04/15/20                                 23                               23 (f)
8.00%                                       02/01/23 - 07/01/24                      33                                8 (e,f)
10.44%                                      09/25/43                              4,631                               62 (c,e,f,g)
Federal Home Loan Mortgage STRIPS
5.30%                                       08/01/27                                  8                                6 (c,d,f)
Federal National Mortgage Assoc.
1.18%                                       12/25/42                              1,347                               30 (e,f,g)
1.68%                                       10/25/29                              1,073                               50 (e,f,g)
1.78%                                       12/25/30                              1,467                               58 (e,f,g)
2.28%                                       09/25/42                              3,005                              194 (e,f,g)
2.33%                                       04/25/17 - 10/25/17                   2,365                              121 (e,f,g)
2.38%                                       08/25/16                                733                               31 (e,f,g)
2.78%                                       06/25/42                                977                               51 (e,f,g)
3.56%                                       09/25/31                                696                              594 (f,g)
4.00%                                       02/25/28                                 62                               60 (f)
4.50%                                       05/25/18                                463                               47 (e,f)
4.50%                                       12/25/19                                375                              332 (f)
4.75%                                       11/25/14                                260                               19 (e,f)
5.00%                                       02/25/11 - 02/25/32                     611                               61 (e,f)
5.00%                                       03/25/35                                500                              443 (f)
5.50%                                       07/25/34 - 02/25/35                   1,479                            1,459 (f)
5.75%                                       02/25/35                                775                              769 (f)
6.00%                                       12/25/34                                500                              491 (f)
6.50%                                       12/25/34                                336                              338 (f)
8.00%                                       07/25/14                                385                              391 (f)
Federal National Mortgage Assoc. (Class 1)
5.27%                                       11/01/34                              2,029                            1,412 (c,d,f)
Federal National Mortgage Assoc. (Class S)
1.78%                                       02/25/31                              1,031                               40 (e,f,g)
Federal National Mortgage Assoc. REMIC
4.50%                                       11/25/13                                991                               44 (e,f)
4.90%                                       03/25/31                              1,042                              970 (f,g)
5.00%                                       10/25/22                                439                               77 (e,f)
Federal National Mortgage Assoc. REMIC
(Class B)
5.39%                                       12/25/22                                 25                               20 (c,d,f)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%**                                  05/25/22                                  -                                2 (e,f)
Federal National Mortgage Assoc. STRIPS
(Class 2)
7.50%                                       11/01/23                                106                               28 (e,f)
8.00%                                       08/01/23 - 07/01/24                      69                               16 (e,f)
8.50%                                       03/01/17 - 07/25/22                      79                               17 (e,f)
9.00%                                       05/25/22                                 25                                6 (e,f)
Government National Mortgage Assoc.
5.00%                                       02/16/34                                519                              464 (f)
Vendee Mortgage Trust
16.44%                                      05/15/33                              3,152                               98 (c,e,f,g)
                                                                                                                  21,797

ASSET BACKED - 3.4%
AESOP Funding II LLC (Class A)
5.39%                                       04/20/10                              1,000                            1,002 (a,f,g)
Bank One Issuance Trust
3.59%                                       05/17/10                                175                              171 (f)
BMW Vehicle Owner Trust (Class B)
2.93%                                       03/25/09                                389                              387 (f)
Capital One Master Trust (Class C)
6.70%                                       06/15/11                                149                              152 (a,f)
Centex Home Equity Co. LLC
5.49%                                       01/25/25                                  7                                7 (f,g)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                       05/25/32                                 69                               65 (f)
Citibank Credit Card Issuance Trust
4.45%                                       04/07/10                                496                              485 (f)
Countrywide Asset-Backed Certificates
(Class A)
5.59%                                       05/25/36                                326                              327 (f,g)
5.88%                                       08/25/32                                 73                               73 (f,g)
First Franklin Mtg Loan Asset Backed
Certificates
5.50%                                       12/31/49                              2,000                            2,001 (f,g)
GMAC Mortgage Corp. Loan Trust (Class A)
5.42%                                       06/25/34                              1,000                            1,000 (f,g)
GSAA Trust
5.72%                                       05/25/34                                181                              182 (f,g)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                       10/15/10                                427                              416
Household Automotive Trust (Class A)
5.55%                                       07/17/09                              1,524                            1,524 (f,g)
Long Beach Mortgage Loan Trust
5.78%                                       11/26/32                                250                              250 (f,g)
Mid-State Trust
7.54%                                       07/01/35                                 80                               82 (f)
Peco Energy Transition Trust
6.52%                                       12/31/10                                400                              413 (f)
Residential Asset Mortgage Products, Inc.
5.56%                                       03/25/34                                 86                               86 (f,g)
5.65%                                       12/25/33                                 41                               41 (f,g)
Residential Asset Securities Corp.
5.57%                                       07/25/32                                109                              109 (f,g)
Residential Asset Securities Corp.
(Class A)
4.16%                                       07/25/30                                307                              302 (f,g)
5.61%                                       06/25/33                                196                              196 (f,g)
Structured Asset Investment Loan Trust
5.55%                                       02/25/35                              2,181                            2,183 (a,f,g)
Volkswagen Auto Lease Trust (Class A)
3.94%                                       10/20/10                                265                              260 (f)
Wachovia Asset Securitization Inc.
(Class A)
5.54%                                       06/25/34                                456                              457 (f,g)
Wells Fargo Home Equity Trust
3.97%                                       09/25/24                                209                              206 (f,g)
                                                                                                                  12,377

CORPORATE NOTES - 25.5%
Abbey National PLC
7.95%                                       10/26/29                                510                              604 (f)
Abbott Laboratories
5.88%                                       05/15/16                                740                              733 (f)
AIG SunAmerica Global Financing VII
5.85%                                       08/01/08                                510                              512 (a,f)
Air Jamaica Ltd.
9.38%                                       07/08/15                                435                              438 (a,f)
Allegiance Corp.
7.00%                                       10/15/26                                300                              305 (f)
Allied Waste North America
7.25%                                       03/15/15                              1,050                            1,003 (f)
Allstate Life Global Funding Trusts
3.85%                                       01/25/08                                395                              384 (f)
Alltel Corp.
4.66%                                       05/17/07                                670                              665
Altria Group, Inc.
7.20%                                       02/01/07                                255                              256 (f)
American Electric Power Company, Inc.
4.71%                                       08/16/07                                425                              420 (f,i)
American Electric Power Company, Inc.
(Series D)
5.25%                                       06/01/15                                335                              314 (f)
American General Corp.
7.50%                                       08/11/10                                280                              296 (f)
Appalachian Power Co. (Series G)
3.60%                                       05/15/08                                260                              250 (f)
Appalachian Power Co. (Series K)
5.00%                                       06/01/17                                330                              296 (f)
Archer-Daniels-Midland Co.
7.00%                                       02/01/31                                330                              358 (f)
Assurant, Inc.
6.75%                                       02/15/34                                475                              466 (f)
AT&T, Inc.
4.13%                                       09/15/09                                650                              618 (f)
5.63%                                       06/15/16                                770                              732 (f)
5.88%                                       08/15/12                                325                              322 (f)
BAC CAP TRUST V
5.63%                                       03/08/35                                495                              431 (f)
Banco BMG S.A.
9.15%                                       01/15/16                                330                              323 (a,f)
Banco Mercantil del Norte S.A.
5.88%                                       02/17/14                                650                              641 (a,f,g)
Banco Santander Chile
5.38%                                       12/09/14                                545                              518 (a,f)
BellSouth Corp.
6.55%                                       06/15/34                                480                              457 (f)
BJ Services Co.
5.75%                                       06/01/11                                485                              480
BNP US Funding LLC (Series A)
7.74%                                       12/31/49                                255                              261 (a,f,g)
Boyd Gaming Corp.
7.13%                                       02/01/16                                500                              483 (f)
BRE Properties Inc. (REIT)
5.95%                                       03/15/07                                590                              591 (f)
British Aerospace Finance, Inc.
7.50%                                       07/01/27                                340                              368 (a,f)
British Telecommunications PLC
8.38%                                       12/15/10                                195                              214
Burlington Northern Santa Fe Corp.
8.13%                                       04/15/20                                765                              902 (f)
Campbell Soup Co.
5.50%                                       03/15/07                                405                              405 (f)
Capital One Bank
6.50%                                       06/13/13                                195                              199 (f)
Capital One Financial Corp.
8.75%                                       02/01/07                                490                              498 (f)
Carolina Power & Light Co.
5.15%                                       04/01/15                                230                              217 (f)
5.70%                                       04/01/35                                130                              118 (f)
6.13%                                       09/15/33                                490                              472 (f)
CCSA Finance Ltd.
7.88%                                       05/17/16                                260                              246 (a)
Clear Channel Communications, Inc.
4.63%                                       01/15/08                                535                              523 (f)
Comcast Cable Communications Holdings, Inc.
9.46%                                       11/15/22                              1,565                            1,933 (f)
Commonwealth Bank of Australia
6.02%                                       03/29/49                                475                              452 (a)
ConAgra Foods, Inc.
7.88%                                       09/15/10                                133                              142 (f)
Consolidated Edison Company of New York
5.63%                                       07/01/12                                585                              580 (f)
Consolidated Natural Gas Co.
5.38%                                       11/01/06                                425                              424 (f)
Consumers Energy Co.
5.15%                                       02/15/17                                330                              299 (f)
5.80%                                       09/15/35                                330                              296 (f)
Corp Interamericana de Entretenimiento S.A.
8.88%                                       06/14/15                                430                              408 (a,f)
Cosan S.A. Industria e Comercio
8.25%                                       02/28/49                                420                              378 (a,f)
Cosipa Commercial Ltd.
8.25%                                       06/14/16                                330                              332 (a)
Countrywide Home Loans, Inc.
5.63%                                       05/15/07                                255                              255 (f)
COX Communications, Inc.
5.45%                                       12/15/14                                515                              477 (f)
Crown Americas LLC and Crown Americas
Capital Corp.
7.75%                                       11/15/15                              1,290                            1,271 (a,f)
CSX Transportation, Inc.
9.75%                                       06/15/20                                202                              262 (f)
DaimlerChrysler NA Holding Corp.
4.05%                                       06/04/08                                330                              320 (f)
4.75%                                       01/15/08                                330                              325 (f)
DBS Bank Ltd.
5.00%                                       11/15/19                                605                              551 (a,f,g)
Detroit Edison Co. (Series B)
5.45%                                       02/15/35                                535                              458 (f)
Deutsche Bank Capital Funding Trust VII
5.63%                                       01/19/49                                210                              194 (a,f,g)
Dominion Resources, Inc.
5.69%                                       05/15/08                                485                              483 (f,i)
Dominion Resources, Inc. (Series B)
4.13%                                       02/15/08                                580                              566 (f)
Dominion Resources, Inc. (Series G)
3.66%                                       11/15/06                                515                              511 (f,i)
Duke Capital LLC
4.33%                                       11/16/06                                445                              443 (f)
5.67%                                       08/15/14                                 95                               91 (f)
8.00%                                       10/01/19                                350                              395 (f)
Echostar DBS Corp.
5.75%                                       10/01/08                                480                              469 (f)
7.13%                                       02/01/16                                915                              881 (a,f)
El Paso Electric Co.
6.00%                                       05/15/35                                495                              445 (f)
Enterprise Products Operating LP
4.00%                                       10/15/07                                875                              851 (f)
EOP Operating LP
7.00%                                       07/15/11                                650                              676 (f)
EOP Operating LP (REIT)
7.75%                                       11/15/07                                595                              610 (f)
FirstEnergy Corp. (Series B)
6.45%                                       11/15/11                                485                              493 (f)
Forest Oil Corp.
8.00%                                       06/15/08                                860                              878
FPL Group Capital, Inc. (Series B)
5.55%                                       02/16/08                                660                              658 (f)
Freescale Semiconductor Inc.
7.13%                                       07/15/14                              1,255                            1,268
Georgia Power Co.
4.88%                                       07/15/07                                530                              527 (f)
Goodrich Corp.
7.10%                                       11/15/27                                385                              405 (f)
Greater Bay Bancorp
5.25%                                       03/31/08                                735                              726 (f)
Grupo Gigante S.A. de C.V.
8.75%                                       04/13/16                                125                              117 (a,h)
Grupo Televisa S.A.
6.63%                                       03/18/25                                320                              299
GS Caltex Corp.
5.50%                                       10/15/15                                495                              464 (a,f)
GTE Corp.
6.94%                                       04/15/28                                400                              395 (f)
7.51%                                       04/01/09                                330                              343 (f)
Halliburton Co.
8.75%                                       02/15/21                                250                              307 (f)
HJ Heinz Finance Co.
6.75%                                       03/15/32                                335                              329
Hopson Development Holdings Ltd.
8.13%                                       11/09/12                                420                              418 (a,f)
HSBC Bank USA NA
3.88%                                       09/15/09                              1,040                              986 (f)
HSBC Capital Funding LP
4.61%                                       12/29/49                                405                              364 (a,f,g)
HSBC Capital Funding LP (Series 1)
9.55%                                       12/31/49                                585                              656 (a,f,g)
HSBC Finance Corp.
6.50%                                       11/15/08                                715                              728 (f)
IBM Canada Credit Services Co.
3.75%                                       11/30/07                                275                              267 (a,f)
ING Capital Funding TR III
8.44%                                       12/29/49                                420                              458 (f,g)
ING Groep N.V.
5.78%                                       12/29/49                                810                              759 (f,g)
International Business Machines Corp.
3.80%                                       02/01/08                                330                              322 (f)
iStar Financial, Inc.
4.88%                                       01/15/09                                165                              161 (f)
7.00%                                       03/15/08                                330                              335 (f)
Kansas Gas & Electric
5.65%                                       03/29/21                                270                              253 (f)
Kimco Realty Corp. (REIT)
4.82%                                       06/01/14                                325                              298 (f)
Kinder Morgan Energy Partners LP
5.13%                                       11/15/14                                405                              370 (f)
Kraft Foods, Inc.
5.25%                                       06/01/07                                305                              304 (f)
L-3 Communications Corp.
6.38%                                       10/15/15                                520                              497 (f)
Laboratory Corp of America Holdings
5.63%                                       12/15/15                                330                              315 (f)
Lyondell Chemical Co. (Series A)
9.63%                                       05/01/07                                860                              873 (f)
MacDermid, Inc.
9.13%                                       07/15/11                              1,290                            1,348 (f)
Marsh & McLennan Companies, Inc.
5.15%                                       09/15/10                                500                              485 (f)
Meritage Homes Corp.
6.25%                                       03/15/15                              1,450                            1,222 (f)
Merrill Lynch & Company, Inc.
6.05%                                       05/16/16                                550                              546
MGM Mirage
5.88%                                       02/27/14                              1,495                            1,340 (f)
Midamerican Energy Holdings Co.
3.50%                                       05/15/08                                500                              482 (f)
6.13%                                       04/01/36                                330                              311 (a,f)
Mohegan Tribal Gaming Authority
8.00%                                       04/01/12                                865                              879 (f)
Morgan Stanley (Series F)
5.19%                                       01/18/08                              2,000                            2,003 (f,g)
Motorola, Inc.
4.61%                                       11/16/07                                550                              542 (f)
MUFG Capital Finance 1 Ltd.
6.35%                                       07/25/49                                300                              289 (f,g)
National Power Corp.
9.44%                                       08/23/11                                325                              352 (a,f,g)
NB Capital Trust IV
8.25%                                       04/15/27                                440                              461 (f)
Nelnet, Inc.
5.13%                                       06/01/10                                600                              573 (f)
New Cingular Wireless Services Inc.
8.75%                                       03/01/31                                570                              695 (f)
News America, Inc.
7.25%                                       05/18/18                                300                              318 (f)
Nextel Communications, Inc. (Series E)
6.88%                                       10/31/13                                825                              838 (f)
Norfolk Southern Corp.
6.00%                                       04/30/08                                 40                               40 (f)
Norfolk Southern Railway Co.
9.75%                                       06/15/20                                353                              461 (f)
Northeast Utilities (Series B)
3.30%                                       06/01/08                                330                              315 (f)
Northern States Power Co.
6.25%                                       06/01/36                                190                              189
Northrop Grumman Corp.
4.08%                                       11/16/06                                610                              606 (f)
NorthWestern Corp.
5.88%                                       11/01/14                                600                              588 (f)
Ocean Energy, Inc.
4.38%                                       10/01/07                                195                              191 (f)
Ohio Power Co. (Series E)
6.60%                                       02/15/33                                165                              166 (f)
Owens Brockway Glass Container Inc.
6.75%                                       12/01/14                                460                              427 (f)
Pacific Bell
7.13%                                       03/15/26                                225                              232
Pacific Gas & Electric Co.
6.05%                                       03/01/34                                255                              241 (f)
PanAmSat Corp.
9.00%                                       08/15/14                                970                              985 (f)
Pemex Finance Ltd.
9.03%                                       02/15/11                                674                              719 (f)
9.69%                                       08/15/09                                689                              728 (f)
Pemex Project Funding Master Trust
6.13%                                       08/15/08                                380                              379 (f)
7.38%                                       12/15/14                                300                              312 (f,h)
Pepco Holdings, Inc.
5.86%                                       06/01/10                                595                              597 (f,g)
Pioneer Natural Resources Co.
6.88%                                       05/01/18                                835                              805 (f)
Plains All American Pipeline LP
6.70%                                       05/15/36                                330                              324 (a)
Potomac Edison Co.
5.35%                                       11/15/14                                245                              234 (f)
Procter & Gamble - Esop (Series A)
9.36%                                       01/01/21                                500                              607 (f)
Prudential Financial, Inc.
5.90%                                       03/17/36                                340                              310 (f)
Puget Energy, Inc.
3.36%                                       06/01/08                                335                              320 (f)
5.48%                                       06/01/35                                330                              287 (f)
Quest Diagnostics Inc.
6.75%                                       07/12/06                                325                              325 (f)
Qwest Corp.
7.63%                                       06/15/15                              1,200                            1,185 (f)
Rabobank Capital Funding II
5.26%                                       12/31/49                                735                              690 (a,f,g)
Rabobank Capital Funding Trust
5.25%                                       12/29/49                                340                              311 (a,g)
Reader's Digest Assoc, Inc.
6.50%                                       03/01/11                              1,255                            1,211
Residential Capital Corp.
6.13%                                       11/21/08                              1,295                            1,278 (f)
6.90%                                       04/17/09                                500                              500 (a,g)
Resona Bank Ltd.
5.85%                                       09/29/49                                495                              461 (a)
Rogers Cable Inc.
5.50%                                       03/15/14                                800                              710 (f)
Rouse Company LP/TRC Co-Issuer Inc. (REIT)
6.75%                                       05/01/13                                500                              487 (a)
RSHB Capital S.A.
7.18%                                       05/16/13                                420                              416 (a)
Safeco Capital Trust I (Series B)
8.07%                                       07/15/37                                390                              411
Simon Property Group LP (REIT)
4.60%                                       06/15/10                                330                              316 (f)
4.88%                                       08/15/10                                520                              501 (f)
Smith International, Inc.
6.00%                                       06/15/16                                320                              317
Southern Copper Corp.
7.50%                                       07/27/35                                415                              394
Sprint Capital Corp.
6.00%                                       01/15/07                                840                              841 (f)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                       12/03/14                                310                              295 (g)
Stewart Enterprises, Inc.
6.25%                                       02/15/13                              1,050                              957
Tampa Electric Co.
6.55%                                       05/15/36                                160                              159
Telefonos de Mexico S.A. de C.V.
4.50%                                       11/19/08                                240                              231 (f)
8.75%                                       01/31/16                              4,400                              361
TELUS Corp.
7.50%                                       06/01/07                                605                              614 (f)
Tesoro Corp.
6.25%                                       11/01/12                                250                              237 (a,f)
The Kroger Co.
6.80%                                       12/15/18                                320                              322 (f)
Thomson Corp.
5.50%                                       08/15/35                                325                              281 (f)
Time Warner Entertainment Co.
8.38%                                       03/15/23 - 07/15/33                     785                              882 (f)
Time Warner, Inc.
6.88%                                       05/01/12                                150                              155 (f)
TuranAlem Finance BV
7.75%                                       04/25/13                                245                              238 (a,f)
TXU Electric Delivery Co.
5.00%                                       09/01/07                                335                              331 (f)
6.38%                                       05/01/12                                120                              121 (f)
Tyson Foods, Inc.
7.25%                                       10/01/06                                 19                               19 (f)
8.25%                                       10/01/11                                650                              690
United Overseas Bank Ltd.
4.50%                                       07/02/13                                665                              601 (a,f)
Valero Energy Corp.
3.50%                                       04/01/09                                535                              504 (f)
Verizon Pennsylvania Inc.
8.75%                                       08/15/31                                330                              374 (f)
Viacom, Inc.
5.63%                                       05/01/07                                200                              200 (f)
VTB Capital S.A.
6.17%                                       09/21/07                                650                              651 (a,f,g)
Wells Fargo & Co.
5.25%                                       12/01/07                                180                              179 (f)
Westar Energy, Inc.
5.15%                                       01/01/17                                230                              210 (f)
7.13%                                       08/01/09                                180                              185 (f)
Westfield Capital Corporation Limited
4.38%                                       11/15/10                                485                              458 (a,f)
Weyerhaeuser Co.
6.13%                                       03/15/07                                123                              123 (f)
Williams Partners LP
7.50%                                       06/15/11                                650                              652 (a)
Wisconsin Electric Power
3.50%                                       12/01/07                                410                              399 (f)
                                                                                                                  92,200

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.4%
Banc of America Funding Corp.
5.75%                                       03/20/36                                265                              259 (f,g)
5.88%                                       02/20/36                                456                              448 (f,g)
Banc of America Large Loan
5.36%                                       06/15/18                              1,000                            1,000 (a,f,g)
Banc of America Mortgage Securities
(Class B)
5.33%                                       10/25/35                                181                              170 (f,g)
5.39%                                       01/25/36                                275                              264 (f,g)
5.57%                                       02/25/36                                211                              204 (f,g)
Bank of America Alternative Loan Trust
6.50%                                       07/25/35                                421                              420 (f)
Bear Stearns Commercial Mortgage Securities
5.58%                                       03/11/39                                222                              220 (f,g)
6.02%                                       02/14/31                                750                              754 (f)
CalSTRS Trust
4.13%                                       11/20/12                                938                              919 (a,f)
Countrywide Alternative Loan Trust
6.00%                                       03/25/36                                215                              180
Countrywide Alternative Loan Trust
(Class B)
6.00%                                       05/25/36                                120                              104
Countrywide Asset-Backed Certificates
5.60%                                       11/25/35                              1,000                            1,001 (f,g)
Countrywide Home Loan Mortgage Pass
Through Trust (Class M)
5.50%                                       12/25/35                                253                              237 (f)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                       02/25/36                                149                              140 (f,g)
Crusade Global Trust (Class A)
5.59%                                       09/18/34                                 83                               83 (f,g)
CS First Boston Mortgage Securities Corp.
1.69%                                       03/15/35                             12,488                              514 (a,f,g)
5.33%                                       10/25/35                                254                              234 (f,g)
5.63%                                       07/15/37                              7,734                              225 (a,c,f,g)
6.13%                                       04/15/37                                520                              528 (f)
First Horizon Alternative Mortgage
Securities (Class B)
5.98%                                       05/25/36                                100                               87 (g)
First Union-Lehman Brothers-Bank of America
6.56%                                       11/18/35                                676                              683 (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                       05/15/35                              1,072                            1,084 (f)
6.47%                                       04/15/34                                300                              308 (f)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.60%                                       12/10/41                             12,743                              310 (c,f,g)
Greenwich Capital Commercial Funding Corp.
5.12%                                       04/10/37                                626                              611 (f)
Impac CMB Trust
5.58%                                       04/25/35                              1,233                            1,236 (f,g)
Indymac INDA Mortgage Loan Trust
5.16%                                       01/25/36                                100                               95 (f,g)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                       01/25/36                                144                              140 (f,g)
Indymac Index Mortgage Loan Trust
5.41%                                       06/25/35                                423                              410 (f,g)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.29%                                       01/12/39                              7,079                              273 (a,f,g)
6.47%                                       11/15/35                                457                              471 (f)
JPMorgan Mortgage Trust
5.41%                                       11/25/35                                848                              821 (f,g)
LB-UBS Commercial Mortgage Trust
4.06%                                       09/15/27                              1,033                              989 (f,g)
4.51%                                       12/15/29                                467                              440 (f)
4.53%                                       01/15/36                              3,186                              214 (a,c,f)
5.36%                                       03/15/34                              1,599                               25 (a,c,f,g)
5.58%                                       01/18/12                             10,305                              308 (c,f,g)
6.23%                                       03/15/26                                371                              376 (f)
6.65%                                       10/15/35                              2,735                              117 (a,c,f,g)
7.61%                                       02/15/40                              8,191                              172 (a,c,f,g)
8.21%                                       03/15/36                              8,459                              236 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                       12/15/30                                832                              846 (f)
6.65%                                       11/15/27                              1,505                            1,561 (f)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                       07/14/16                                103                              107 (a,f)
LB-UBS Commercial Mortgage Trust (Class X)
7.88%                                       12/15/39                              7,021                              122 (a,c,f,g)
Master Alternative Loans Trust
5.00%                                       08/25/18                                439                               69 (e,f)
6.50%                                       08/25/34 - 05/25/35                   1,696                            1,692 (f)
Master Alternative Loans Trust (Class 3)
6.50%                                       01/25/35                                423                              423 (f)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                       05/12/39                                757                              754
MLCC Mortgage Investors, Inc.
5.40%                                       02/25/36                                225                              218 (f,g)
Morgan Stanley Dean Witter Capital I
5.03%                                       04/15/34                              1,422                               28 (a,c,f,g)
5.20%                                       10/15/35                              2,179                               41 (a,c,f,g)
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                       10/15/35                              1,000                            1,027 (f)
6.54%                                       02/15/31                                575                              584 (f)
Morgan Stanley Dean Witter Capital I
(Class X)
1.45%                                       02/01/31                                196                                8 (a,f,g)
Nomura Asset Securities Corp. (Class A)
6.59%                                       03/15/30                              1,409                            1,428 (f)
Puma Finance Ltd. (Class A)
5.22%                                       10/11/34                                325                              325 (f,g)
5.62%                                       03/25/34                                256                              257 (f,g)
Residential Accredit Loans, Inc.
6.00%                                       01/25/36                                399                              377 (f)
6.05%                                       01/25/36                                155                              153 (f,g)
Residential Asset Securitization Trust
6.00%                                       01/25/46                                 95                               81
Residential Funding Mortgage Security I
5.75%                                       01/25/36                                282                              266 (f)
Residential Mortgage Securities
5.23%                                       08/10/30                              1,518                            1,518 (a,f,g)
Structured Asset Securities Corp. (Class X)
2.06%                                       02/25/28                                681                               35 (g)
Wachovia Bank Commercial Mortgage Trust
5.51%                                       03/15/45                                535                              529 (f)
5.68%                                       05/15/43                                780                              777
Washington Mutual Inc.
5.65%                                       01/25/45                              1,179                            1,182 (f,g)
Wells Fargo Mortgage Backed Securities
Trust
5.00%                                       11/25/20                                688                              666 (f)
5.39%                                       08/25/35                                630                              603 (f,g)
5.50%                                       01/25/36 - 03/25/36                   1,021                              945 (f)
                                                                                                                  33,932

SOVEREIGN BONDS - 0.7%
Government of Argentina
4.89%                                       08/03/12                                425                              354 (g)
8.28%                                       12/31/33                                473                              421
Government of Bahamas
6.63%                                       05/15/33                                380                              406 (a,f)
Government of Brazil
12.50%                                      01/05/16                                815                              368
Government of Peru
8.38%                                       05/03/16                                425                              459
Government of Turkey
7.25%                                       03/15/15                                255                              239
Government of Uruguay
8.00%                                       11/18/22                                195                              187 (f)
                                                                                                                   2,434

TOTAL BONDS AND NOTES                                                                                            340,167
 (COST $352,333)






                                                                              NUMBER OF                            VALUE
                                                                              CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS
Euro Dollar Futures                                                                 120                               $1
 (COST $5)

                                                                       PRINCIPAL AMOUNT                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 21.3%
------------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED - 11.9%
Arran Master Trust (Class A)
5.22%                                       12/15/10                             $2,000                           $2,000 (g)
Capital Auto Receivables Asset Trust
(Class A)
5.26%                                       04/15/08                              2,996                            2,997 (g)
Citibank Credit Card Issuance Trust
5.48%                                       03/20/09                              1,000                            1,001 (g)
CNH Equipment Trust
5.27%                                       10/15/08                              1,531                            1,532 (g)
CNH Wholesale Master Note Trust (Class A)
5.31%                                       06/15/11                              1,000                              999 (g)
Countrywide Asset-Backed Certificates
5.41%                                       11/25/35                                690                              690 (g)
5.75%                                       05/25/33                                 82                               82 (g)
Countrywide Asset-Backed Certificates
(Class 2)
5.62%                                       06/25/33                                  2                                2 (g)
Countrywide Home Equity Loan Trust
(Class A)
5.44%                                       05/15/28                              1,176                            1,176 (g)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.77%                                       03/25/35                              5,000                            5,029 (g)
First USA Credit Card Master Trust
(Class A)
5.40%                                       05/17/10                              1,500                            1,503 (g)
Fleet Home Equity Loan Trust (Class A)
5.52%                                       01/20/33                                624                              625 (g)
Fremont Home Loan Trust
5.52%                                       04/25/35                              1,906                            1,907 (g)
GMAC Mortgage Corp. Loan Trust
5.41%                                       08/25/35                              2,000                            2,000 (g)
Gracechurch Card Funding PLC (Class A)
5.22%                                       11/16/09                              2,680                            2,682 (g)
5.23%                                       02/17/09                              3,000                            3,001 (g)
GSAA Trust
5.72%                                       05/25/34                                181                              182 (f,g)
Long Beach Mortgage Loan Trust
5.44%                                       09/25/35                              1,970                            1,971 (g)
5.59%                                       11/25/34                                207                              207 (g)
Metris Master Trust (Class A)
5.42%                                       10/20/10                              3,000                            3,001 (g)
Residential Asset Mortgage Products, Inc.
5.59%                                       12/25/33                              2,000                            2,005 (g)
Residential Asset Securities Corp.
5.57%                                       01/25/36                              3,000                            3,008 (g)
Saxon Asset Securities Trust
5.55%                                       05/25/35                                901                              902 (g)
5.61%                                       08/25/35                                117                              117 (g)
Structured Asset Securities Corp.
5.52%                                       02/25/35                              3,649                            3,653 (g)
Wachovia Asset Securitization Inc.
(Class A)
5.54%                                       06/25/34                                912                              913 (f,g)
                                                                                                                  43,185

CORPORATE NOTES - 3.1%
Countrywide Financial Corp.
5.21%                                       11/03/06                              2,000                            2,000 (g)
Marsh & McLennan Companies, Inc.
5.19%                                       07/13/07                              1,000                              999 (g)
Toyota Motor Credit Corp.
5.27%                                       09/15/06                              8,000                            7,998 (g)
                                                                                                                  10,997

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.3%
Banc of America Large Loan
5.41%                                       03/15/22                              3,500                            3,501 (a,g)
Granite Master Issuer PLC
5.27%                                       12/20/54                              5,000                            5,006 (g)
5.49%                                       12/20/24                              4,000                            4,004 (g)
Granite Mortgages PLC (Class 1)
5.26%                                       01/20/43                              1,076                            1,078 (g)
GSAMP Trust
5.47%                                       12/25/35                              1,000                            1,001 (g)
Impac CMB Trust (Class 1)
5.68%                                       10/25/34                              1,234                            1,235 (g)
Impac CMB Trust (Class A)
6.08%                                       12/25/33                                176                              176 (g)
Interstar Millennium Trust (Class A)
5.52%                                       03/14/36                                125                              125 (g)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.37%                                       10/15/17                              1,729                            1,729 (a,g)
MortgageIT Trust (Class A)
5.62%                                       08/25/35                              4,015                            4,021 (g)
National RMBS Trust
5.52%                                       03/20/34                                265                              265 (g)
Washington Mutual Inc.
5.66%                                       01/25/45                                596                              597 (g)
                                                                                                                  22,738

TOTAL SECURITIES PURCHASED WITH COLLATERAL                                                                        76,920
FROM SECURITIES ON LOAN
 (COST $76,888)

TOTAL INVESTMENTS IN SECURITIES                                                                                  417,088
 (COST $429,226)

                                                                       NUMBER OF SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.4%
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.4%
GEI Short Term Investment Fund
6.93%                                                                        44,862,622                          $44,863 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 8.0%
GEI Short Term Investment Fund
6.93%                                                                        28,830,553                           28,830 (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                                      73,693
 (COST $73,693)

TOTAL INVESTMENTS                                                                                                490,781
 (COST $502,919)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET                                                                     (128,988)
- (35.7)%
                                                                                                               ---------
NET ASSETS - 100.0%                                                                                             $361,793
                                                                                                               =========

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------
The Elfun Income Fund had the following written option contracts open at June
30, 2006 (unaudited):

CALL OPTIONS                                                           EXPIRATION DATE/      NUMBER OF             VALUE
                                                                           STRIKE PRICE      CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                                                     July 06 / 95.00         120                $(1)
 (Written Option Premium $1)

The Elfun Income Fund had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                                              CURRENT        UNREALIZED
                                                                              NUMBER OF       NOTIONAL      APPRECIATION/
DESCRIPTION                                      EXPIRATION DATE              CONTRACTS        VALUE        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                              September 2006                  60           14,163                3
U.S. Treasury Notes 5Yr. Futures                 September 2006                 155           16,028              (86)
U.S. Treasury Notes 10Yr. Futures                September 2006                  25            2,621              (19)
                                                                                                                 ----

                                                                                                                 $(102)
                                                                                                                 =====

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS)  -
--------------------------------------------------------------------------------
June 30, 2006


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $31,241 or 8.64% of net assets for the Elfin Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)      Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At June 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at June 30, 2006.

(h)      All or a portion of the security is out on loan.

(i)      Step coupon Bond.  Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+  Percentages are based on net assets as of June 30, 2006.

*  Less than 0.1%

** Amount is less than $500



            Abbreviations:

REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 28, 2006